Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income (loss)	$ (94,126,307)	$ (54,783,273)	$ 17,278,404
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Share-based compensation expenses	306,639		21,330
Depreciation	15,897	37,084	37,448
Amortization	9,160	8,009	4,003
Loss on disposal of property and equipment		13,070	58
Loss on debt restructuring		140,938
Investment impairment		3,698,868
Deferred tax expense (benefit)		885,311	(662,741)
Provisions for loan losses	85,715,748	55,299,749	4,650,887
Fair value changes in warrant liabilities	(748,346)
Changes in operating assets and liabilities:
Interest and fee receivables	(104,067)	958,248	(465,901)
Other assets	(621,554)	(589,456)	(413,772)
Taxes payable	(34,734)	(394,803)	(30,601)
Other liabilities	7,388,522	4,624,075	3,009,560
Net Cash (Used in) Provided by Operating Activities	(2,199,042)	9,897,820	23,428,675
Cash Flows from Investing Activities:
Originated loans disbursement	(69,842,661)	(192,628,156)	(331,721,346)
Repayment of loans from customers	3,221,767	176,801,788	307,589,717
Purchases of property and equipment			(16,341)
Purchases of intangible assets		(28,729)	(61,993)
Net Cash Used in Investing Activities	(66,620,894)	(15,855,097)	(24,209,963)
Cash Flows from Financing Activities:
Proceeds from private placement, net of issuance costs	1,190,000
Proceeds from private placements, deposited in escrow account	500,000
Proceeds from exercise of Series B Warrants	391
Cash acquired from reverse merger			6,083,009
Proceeds from short-term bank borrowings	67,258,135	5,178,415	13,997,380
Repayment of short-term bank borrowings	(30,985)	(1,331,846)	(6,020,378)
Repayment of secured loan			(9,150,975)
Proceeds from loans from a cost investment investee			15,050,946
Repayments from loans from a cost investment investee			(15,050,946)
Proceeds from a related party			1,615,903
Repayments of convertible promissory note		(650,000)
Payments of dividends		(873,600)	(7,795,182)
Amortization of secured loans		221,489
Net Cash Provided by (Used in) Financing Activities	68,917,541	2,544,458	(1,270,243)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(6,236)	136,611	(184,482)
Net change in Cash and Cash Equivalents	91,369	(3,276,208)	(2,236,013)
Cash and Cash Equivalents at Beginning of year	1,220,380	4,496,588	6,732,601
Cash and Cash Equivalents at End of Year	1,311,749	1,220,380	4,496,588
Supplemental Cash Flow Information
Cash paid for interest expense		3,106,480	5,136,312
Cash paid for income tax	$ 5,820	$ 1,895,652	$ 3,624,437